As filed with the Securities and Exchange Commission on December 15, 2009.
Registration Nos.

33-88460
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐

Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 262	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on ______________ pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Portfolios and Pacific Portfolios for Chase Variable Annuity individual flexible premium variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A
Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; FEE TABLE; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers and Market–timing Restrictions; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawals

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; ANNUITIZATION — Choosing Your Annuity Option, — Your Annuity Payments; DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits; OTHER OPTIONAL RIDERS; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to All Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	ANNUITIZATION

9.	Death Benefit	DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC PORTFOLIOS and AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX ISSUES

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
(Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-09-000427, filed on April 20, 2009, supplemented August 4, 2009, Accession No. 0000950123-09-029478, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-09-000427, filed on April 20, 2009, and incorporated by reference herein.)

Supplement dated December 15, 2009 to the Prospectus dated May 1, 2009 for the
Pacific Portfolios variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2009, as supplemented.

The AN OVERVIEW OF PACIFIC PORTFOLIOS section is amended as follows:

The Optional Riders — Optional Living Benefit Riders subsection is amended to include the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must invest your entire Contract Value in an asset allocation program or in Investment Options we make available for these Riders. The allocation limitations associated with these Riders may limit the number of Investment Options that are otherwise available to you under your Contract. See the OTHER OPTIONAL RIDERS — General Information — Investment Allocation Requirements section in the Prospectus. Failure to adhere to the Investment Allocation Requirements may cause your Rider to terminate.

CoreProtect Advantage Rider

This optional Rider lets you, before the Annuity Date, withdraw up to 5% of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life, if certain conditions are met. Lifetime withdrawals are available if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Before the first withdrawal or 10 Contract Anniversaries from the Rider Effective Date (whichever occurs first), the Protected Payment Base and Remaining Protected Balance will be increased to the greater of the Annual Credit Value (a 5% Annual Credit is added to this value) or the Highest Anniversary Value.

After the first withdrawal or 10 Contract Anniversaries from the Rider Effective Date (whichever occurs first), the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. Protected Payment Base, Remaining Protected Balance, Rider Effective Date, Highest Anniversary Value, Annual Credit Value, Annual Credit, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS – CoreProtect Advantage Rider section in this supplement.

This Rider is called the Guaranteed Withdrawal Benefit IV Rider in the Contract’s Rider.

The Periodic Expenses section is amended to include the following:

	Current Charge	Maximum Charge
	Percentage	Percentage

• CoreProtect Advantage Rider Charge*	1.05%	1.50%

* If you buy the CoreProtect Advantage Rider, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base, deducted on a quarterly basis. The Protected Payment Base is the amount used to determine the allowable annual withdrawal amount under the Rider. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS — CoreProtect Advantage Rider section in this supplement. The charge is deducted from your Contract Value on a quarterly basis. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, increases to the Annual Credit Value or Highest Anniversary Value, decrease due to withdrawals or also change due to Resets. We deduct this charge proportionately from your Investment Options (excluding the DCA Plus Fixed Option) every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or if your Contract Value is zero. The annual charge is only waived for the quarter that we are notified of death or annuitization. See the CHARGES, FEES, AND DEDUCTIONS — Optional Rider Charges section in this supplement for further information.

Footnote 8 is replaced with the following:

Only one CoreProtect Advantage, CoreIncome Advantage, Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Lifetime Income Access Plus, Income Access Plus, or Income Access Rider may be owned or in effect at the same time. Only one GIA Plus, GIA 5, or GIA Rider may be owned or in effect at the same time. Only one GPA 3, GPA 5, or GPA Rider may be owned or in effect at the same time.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges subsection is amended to include the following:

CoreProtect Advantage Rider Charge

If you purchase this Rider, we will deduct an annual charge of 1.05% for the Rider from your Investment Options on a quarterly basis. The quarterly deduction is equal to 0.2625% multiplied by the Protected Payment Base and is deducted from your Contract Value every three months following the Rider Effective Date (“Quarterly Rider Anniversary”). The charge is deducted on a proportionate basis from your Investment Options (excluding the DCA Plus Fixed Option) every Quarterly Rider Anniversary that the Rider remains in effect and when the Rider is terminated.

If this Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted from the Contract Value on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary, we will prorate the charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day the Rider terminates.

We will waive the charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of the Contract or when the Contract Value is zero. The charge is only waived for the quarter that we are notified of death or annuitization, even if death occurs in a prior quarter.

Change in Annual Charge  — The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the maximum annual charge percentage of 1.50% (0.375% quarterly). You may elect to opt-out of a Reset and your annual charge percentage will remain the same as it was before the Reset. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is amended as follows:

The General Information subsection is amended to include the following:

Taking a withdrawal before a certain age or a withdrawal that is greater than the allowed annual withdrawal amount under a particular Rider, may result in adverse consequences such as a reduction in Rider benefits or the failure to receive lifetime withdrawals under a Rider.

The Multiple Rider Ownership subsection is replaced with the following:

Only one CoreProtect Advantage, CoreIncome Advantage, Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Lifetime Income Access Plus, Income Access Plus, or Income Access Rider may be owned or in effect at the same time. Only one GIA Plus, GIA 5, or GIA Rider may be owned or in effect at the same time. Only one GPA 3, GPA 5, or GPA Rider may be owned or in effect at the same time.

All references to rider exchanges concerning the riders listed in the table below are replaced with the following:

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN

Income Access	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary.

CoreProtect Advantage	Income Access	On any Contract Anniversary.

	CoreIncome Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

CoreIncome Advantage	Income Access	On any Contract Anniversary.

	CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Income Access Plus	Income Access CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary.

Lifetime Income Access Plus	Income Access CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary.

Flexible Lifetime Income (Single)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income (Joint)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Foundation 10	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus (Single)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus (Joint)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Automatic Income Builder	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The Initial Protected Payment Base and Remaining Protected Balance under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Protected Payment Base under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. In other words, your existing protected balances will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge for the new Rider in effect at the time of the exchange. Only one exchange may be elected each Contract Year. In addition, there are withdrawal percentages, annual credit percentages, and lifetime income age requirements that differ between the Riders listed above. Work with your investment professional prior to electing an exchange.

Effective January 16, 2010, the Purchasing the Rider subsections of the Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint) and Automatic Income Builder Riders are replaced with the following:

This Rider is no longer available for purchase.

The following withdrawal benefit rider is added:

CoreProtect Advantage Rider

This optional Rider lets you, before the Annuity Date, withdraw up to 5% of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life, if certain conditions are met.

Purchasing the Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if the age of each Owner and Annuitant is at least 55 and no greater than 85 years of age on the date of purchase, the Contract is not issued as an Inherited IRA or Inherited TSA, and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Rider Terms

Annual Credit – An amount added to the Annual Credit Value.

Annual Credit Value – One of two values (the other value is the Highest Anniversary Value) that determine the Protected Payment Base prior to the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date.

The Annual Credit Value is increased each year by any Annual Credits, plus any subsequent Purchase Payments received from the most recent Contract Anniversary, during the periods described above.

The initial Annual Credit Value amount is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Highest Anniversary Value – One of two values (the other value is the Annual Credit Value) that determine the Protected Payment Base prior to the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date.

The Highest Anniversary Value will equal the highest Contract Value on any Contract Anniversary, plus any subsequent Purchase Payments received after the date the Highest Anniversary Value was established, during the periods described above.

The initial Highest Anniversary Value amount is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner is age 65 or older (or youngest Annuitant, in the case of a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to 5% multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner is age 64 or younger (or youngest Annuitant, in the case of a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero. The Initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base amount is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider, unless withdrawals are guaranteed until the death of an Owner or sole surviving Annuitant. The Remaining Protected Balance will never be less than zero. The initial Remaining Protected Balance amount is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Adjustment to Protected Payment Base and Remaining Protected Balance Using the Annual Credit Value or Highest Anniversary Value

On each Contract Anniversary, while this Rider is in effect, before the Annuity Date, and before the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

the Protected Payment Base and Remaining Protected Balance will be equal to the greater of the Annual Credit Value or the Highest Anniversary Value. An increase to the Annual Credit Value or Highest Anniversary Value is not considered an Automatic Reset or an Owner-Elected Reset and will not result in a change to the annual charge percentage. In addition, once resets become available (after the first withdrawal or 10 Contract Anniversaries as described above), eligibility for the Annual Credit Value or Highest Anniversary Value adjustment cannot be reinstated by any Automatic or Owner-Elected Resets.

Subsequent Purchase Payments

Purchase Payments received after the Rider Effective Date and prior to the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

will result in an increase in the Annual Credit Value, Highest Anniversary Value, Protected Payment Base, and Remaining Protected Balance equal to the Purchase Payment amount.

Purchase Payments received after the Rider Effective Date and after the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

will result in an increase in the Protected Payment Base and Remaining Protected Balance equal to the Purchase Payment amount.

In addition, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount each contract year, regardless of market performance, until the Rider terminates. Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken at age 64 or younger and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). This Rider also provides for a Highest Anniversary Value feature and for an amount (an “Annual Credit”) to be added to the Annual Credit Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

The Protected Payment Base and Remaining Protected Balance may change over time. The Annual Credit Value or the Highest Anniversary Value (whichever is greater) will increase the Protected Payment Base and the Remaining Protected Balance prior to the earlier of the first withdrawal since the Rider Effective Date or 10 Contract Anniversaries from the Rider Effective Date. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES – IRAs and Qualified Plans section in the Prospectus.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount.  If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

The Worker, Retiree, and Employer Recovery Act of 2008 provides for a temporary waiver of 2009 RMDs. If you elect to take your 2009 RMD (do not waive) then no adjustment will be made to the Protected Payment Base as a result of an excess withdrawal if the above requirements are satisfied.

See the FEDERAL TAX ISSUES – Qualified Contracts – General Rules – Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was age 64 or younger when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of death of an Owner or sole surviving Annuitant.

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of death of an Owner or the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal at age 64 or younger and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 65. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are age 64 or younger when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Annual Credit Value until the earlier of:

•	the first withdrawal from the Contract since the Rider Effective Date, or

•	10 Contract Anniversaries measured from the Rider Effective Date.

The Annual Credit is equal to 5% of either:

•	total Purchase Payments if the Rider is purchased on the Contract Issue Date, or

•	the Contract Anniversary Value at the time the Rider is added to the Contract plus any subsequent Purchase Payments received after the Rider Effective Date.

Once a withdrawal (including an RMD Withdrawal) or 10 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Annual Credit Value. In addition, Annual Credit eligibility cannot be reinstated by any Automatic or Owner-Elected Reset.

The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary, while this Rider is in effect, before the Annuity Date, and after the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section in this supplement).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary after the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

elect to reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment

Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your investment professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 65 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Contract Value or Remaining Protected Balance is zero when the Owner dies, the Rider will terminate. If the Contract Value and Remaining Protected Balance are greater than zero and the Owner dies while this Rider is in effect, the surviving spouse of the deceased Owner may elect to continue the Contract in accordance with its terms and the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place, then the provisions of this Rider will continue in full force and in effect for the surviving spouse. If the surviving spouse is 65 when a reset occurs, the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits section in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of death of an Owner or the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or

•	the date of death of an Owner or the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date

				Annual	Highest	Protected	Protected	Remaining
	Purchase		Contract Value	Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Annual Credit Value = $100,000
•	Highest Anniversary Value = $100,000
•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	No withdrawals taken.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Annual	Highest	Protected	Protected	Remaining
	Purchase		Contract Value	Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$200,000	$200,000	$10,000	$200,000
Year 2 Contract Anniversary			$208,000	$210,000	$208,000	$210,000	$10,500	$210,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Annual Credit Value, Highest Anniversary Value, Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, an annual credit of $10,000 (5% of total Purchase Payments) is applied to the Annual Credit Value on that Contract Anniversary, increasing it to $210,000. On Year 2 Contract Anniversary, the Protected Payment Base and Remaining Protected Balance are reset to $210,000, which is the greater of Annual Credit Value or Highest Anniversary Value. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $10,500 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 2 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Annual	Highest	Protected	Protected	Remaining
	Purchase		Contract Value	Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$200,000	$200,000	$10,000	$200,000
Year 2 Contract Anniversary			$208,000	$210,000	$208,000	$210,000	$10,500	$210,000
Activity		$10,500	$205,000			$210,000	$0	$199,500
Year 3 Contract Anniversary			$205,000	NA	NA	$210,000	$10,500	$199,500
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$215,000	NA	NA	$210,000	$10,500	$199,500
Year 4 Contract Anniversary	(After to Automatic Reset)		$215,000	NA	NA	$215,000	$10,750	$215,000
Activity		$10,750	$212,000			$215,000	$0	$204,250
Year 5 Contract Anniversary	(Prior to Automatic Reset)		$217,000	NA	NA	$215,000	$0	$204,250
Year 5 Contract Anniversary	(After to Automatic Reset)		$217,000	NA	NA	$217,000	$10,850	$217,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,500):

(a)	the Protected Payment Base remains unchanged;

(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $199,500 ($210,000 – $10,500); and

(c)	since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value are no longer applicable.

Because at Year 4 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,750 (5% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,750):

(a)	the Protected Payment Base remains unchanged; and

(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $204,250 ($215,000 – $10,750).

Because at Year 5 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 5 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 5 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,850 (5% of the reset Protected Payment Base).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Annual	Highest	Protected	Protected	Remaining
	Purchase		Contract Value	Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$200,000	$200,000	$10,000	$200,000
Year 2 Contract Anniversary			$208,000	$210,000	$208,000	$210,000	$10,500	$210,000
Activity		$20,000	$195,000			$200,235	$0	$190,000
Year 3 Contract Anniversary			$195,000	NA	NA	$200,235	$10,011	$190,000
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$215,000	NA	NA	$200,235	$10,011	$190,000
Year 4 Contract Anniversary	(After to Automatic Reset)		$215,000	NA	NA	$215,000	$10,750	$215,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $20,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($20,000 > $10,500), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced. Since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value are no longer applicable.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $215,000
•	Protected Payment Base = $210,000
•	Remaining Protected Balance = $210,000
•	Protected Payment Amount = $10,500 (5% × Protected Payment Base; 5% × $210,000 = $10,500)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $20,000 was taken, which exceeds the Protected Payment Amount of $10,500 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $9,500 (Total withdrawal amount – Protected Payment Amount; $20,000 – $10,500 = $9,500).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 4.65% ($9,500 ÷ ($215,000 – $10,500); $9,500 ÷ $204,500 = 0.0465 or 4.65%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $200,235 (Protected Payment Base × (1-ratio); $210,000 × (1-4.65%); $210,000 × 95.35% = $200,235).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $190,223 ((Remaining Protected Balance immediately before the withdrawal – Protected Payment Amount) × (1-ratio); ($210,000 – $10,500) × (1-4.65%); $199,500 × 95.35% = $190,223).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $190,000 (Remaining Protected Balance immediately before the withdrawal – total withdrawal amount; $210,000 – $20,000 = $190,000).

Therefore, since $190,000 (total withdrawal amount method) is less than $190,223 (proportionate method) the new Remaining Protected Balance is $190,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $200,235 = $10,011), less cumulative withdrawals during that Contract Year ($20,000), but not less than zero).

Because at Year 4 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,750 (5% of the reset Protected Payment Base).

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (Total withdrawal amount − Protected Payment Amount; $4,000 − $1,250=$2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1-ratio); $100,000 × (1-3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 ((Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($92,375 − $1,250) × (1-3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 65 or older when the first withdrawal was taken.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

			Protected	Protected	Remaining
Contract		End of Year	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Base	Amount	Balance

1	$5,000	$96,489	$100,000	$5,000	$95,000
2	$5,000	$94,384	$100,000	$5,000	$90,000
3	$5,000	$92,215	$100,000	$5,000	$85,000
4	$5,000	$89,982	$100,000	$5,000	$80,000
5	$5,000	$87,681	$100,000	$5,000	$75,000
6	$5,000	$85,311	$100,000	$5,000	$70,000
7	$5,000	$82,871	$100,000	$5,000	$65,000
8	$5,000	$80,357	$100,000	$5,000	$60,000
9	$5,000	$77,768	$100,000	$5,000	$55,000
10	$5,000	$75,101	$100,000	$5,000	$50,000
11	$5,000	$72,354	$100,000	$5,000	$45,000
12	$5,000	$69,524	$100,000	$5,000	$40,000
13	$5,000	$66,610	$100,000	$5,000	$35,000
14	$5,000	$63,608	$100,000	$5,000	$30,000
15	$5,000	$60,517	$100,000	$5,000	$25,000
16	$5,000	$57,332	$100,000	$5,000	$20,000
17	$5,000	$54,052	$100,000	$5,000	$15,000
18	$5,000	$50,674	$100,000	$5,000	$10,000
19	$5,000	$47,194	$100,000	$5,000	$5,000
20	$5,000	$43,610	$100,000	$5,000	$0
21	$5,000	$39,918	$100,000	$5,000	$0
22	$5,000	$36,115	$100,000	$5,000	$0
23	$5,000	$32,199	$100,000	$5,000	$0
24	$5,000	$28,165	$100,000	$5,000	$0
25	$5,000	$24,010	$100,000	$5,000	$0
26	$5,000	$19,730	$100,000	$5,000	$0
27	$5,000	$15,322	$100,000	$5,000	$0
28	$5,000	$10,782	$100,000	$5,000	$0
29	$5,000	$6,105	$100,000	$5,000	$0
30	$5,000	$1,288	$100,000	$5,000	$0
31	$5,000	$0	$100,000	$5,000	$0
32	$5,000	$0	$100,000	$5,000	$0
33	$5,000	$0	$100,000	$5,000	$0
34	$5,000	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied. Since it was assumed that the Owner was age 65 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

Supplement dated December 15, 2009 to the Prospectus dated May 1, 2009 for the
Pacific Portfolios for Chase variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2009, as supplemented.

The AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE section is amended as follows:

The Optional Riders — Optional Living Benefit Riders subsection is amended to include the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must invest your entire Contract Value in an asset allocation program or in Investment Options we make available for these Riders. The allocation limitations associated with these Riders may limit the number of Investment Options that are otherwise available to you under your Contract. See the OTHER OPTIONAL RIDERS — General Information — Investment Allocation Requirements section in the Prospectus. Failure to adhere to the Investment Allocation Requirements may cause your Rider to terminate.

CoreProtect Advantage Rider

This optional Rider lets you, before the Annuity Date, withdraw up to 5% of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life, if certain conditions are met. Lifetime withdrawals are available if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Before the first withdrawal or 10 Contract Anniversaries from the Rider Effective Date (whichever occurs first), the Protected Payment Base and Remaining Protected Balance will be increased to the greater of the Annual Credit Value (a 5% Annual Credit is added to this value) or the Highest Anniversary Value.

After the first withdrawal or 10 Contract Anniversaries from the Rider Effective Date (whichever occurs first), the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. Protected Payment Base, Remaining Protected Balance, Rider Effective Date, Highest Anniversary Value, Annual Credit Value, Annual Credit, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS – CoreProtect Advantage Rider section in this supplement.

This Rider is called the Guaranteed Withdrawal Benefit IV Rider in the Contract’s Rider.

The Periodic Expenses section is amended to include the following:

	Current Charge	Maximum Charge
	Percentage	Percentage

• CoreProtect Advantage Rider Charge*	1.05%	1.50%

* If you buy the CoreProtect Advantage Rider, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base, deducted on a quarterly basis. The Protected Payment Base is the amount used to determine the allowable annual withdrawal amount under the Rider. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS — CoreProtect Advantage Rider section in this supplement. The charge is deducted from your Contract Value on a quarterly basis. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, increases to the Annual Credit Value or Highest Anniversary Value, decrease due to withdrawals or also change due to Resets. We deduct this charge proportionately from your Investment Options (excluding the DCA Plus Fixed Option) every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or if your Contract Value is zero. The annual charge is only waived for the quarter that we are notified of death or annuitization. See the CHARGES, FEES, AND DEDUCTIONS — Optional Rider Charges section in this supplement for further information.

Footnote 7 is replaced with the following:

Only one CoreProtect Advantage, CoreIncome Advantage, Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Lifetime Income Access Plus, Income Access Plus, or Income Access Rider may be owned or in effect at the same time. Only one GIA Plus or GIA 5 Rider may be owned or in effect at the same time. Only one GPA 3 or GPA 5 Rider may be owned or in effect at the same time.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges subsection is amended to include the following:

CoreProtect Advantage Rider Charge

If you purchase this Rider, we will deduct an annual charge of 1.05% for the Rider from your Investment Options on a quarterly basis. The quarterly deduction is equal to 0.2625% multiplied by the Protected Payment Base and is deducted from your Contract Value every three months following the Rider Effective Date (“Quarterly Rider Anniversary”). The charge is deducted on a proportionate basis from your Investment Options (excluding the DCA Plus Fixed Option) every Quarterly Rider Anniversary that the Rider remains in effect and when the Rider is terminated.

If this Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted from the Contract Value on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary, we will prorate the charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day the Rider terminates.

We will waive the charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of the Contract or when the Contract Value is zero. The charge is only waived for the quarter that we are notified of death or annuitization, even if death occurs in a prior quarter.

Change in Annual Charge  — The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the maximum annual charge percentage of 1.50% (0.375% quarterly). You may elect to opt-out of a Reset and your annual charge percentage will remain the same as it was before the Reset. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is amended as follows:

The General Information subsection is amended to include the following:

Taking a withdrawal before a certain age or a withdrawal that is greater than the allowed annual withdrawal amount under a particular Rider, may result in adverse consequences such as a reduction in Rider benefits or the failure to receive lifetime withdrawals under a Rider.

The Multiple Rider Ownership subsection is replaced with the following:

Only one CoreProtect Advantage, CoreIncome Advantage, Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Lifetime Income Access Plus, Income Access Plus, or Income Access Rider may be owned or in effect at the same time. Only one GIA Plus or GIA 5 Rider may be owned or in effect at the same time. Only one GPA 3 or GPA 5 Rider may be owned or in effect at the same time.

All references to rider exchanges concerning the riders listed in the table below are replaced with the following:

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN

Income Access	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary.

CoreProtect Advantage	Income Access	On any Contract Anniversary.

	CoreIncome Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

CoreIncome Advantage	Income Access	On any Contract Anniversary.

	CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Income Access Plus	Income Access CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary.

Lifetime Income Access Plus	Income Access CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary.

Flexible Lifetime Income (Single)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income (Joint)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Foundation 10	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus (Single)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus (Joint)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Automatic Income Builder	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The Initial Protected Payment Base and Remaining Protected Balance under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Protected Payment Base under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. In other words, your existing protected balances will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge for the new Rider in effect at the time of the exchange. Only one exchange may be elected each Contract Year. In addition, there are withdrawal percentages, annual credit percentages, and lifetime income age requirements that differ between the Riders listed above. Work with your investment professional prior to electing an exchange.

Effective January 16, 2010, the Purchasing the Rider subsections of the Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint) and Automatic Income Builder Riders are replaced with the following:

This Rider is no longer available for purchase.

The following withdrawal benefit rider is added:

CoreProtect Advantage Rider

This optional Rider lets you, before the Annuity Date, withdraw up to 5% of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life, if certain conditions are met.

Purchasing the Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if the age of each Owner and Annuitant is at least 55 and no greater than 85 years of age on the date of purchase, the Contract is not issued as an Inherited IRA or Inherited TSA, and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Rider Terms

Annual Credit – An amount added to the Annual Credit Value.

Annual Credit Value – One of two values (the other value is the Highest Anniversary Value) that determine the Protected Payment Base prior to the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date.

The Annual Credit Value is increased each year by any Annual Credits, plus any subsequent Purchase Payments received from the most recent Contract Anniversary, during the periods described above.

The initial Annual Credit Value amount is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Highest Anniversary Value – One of two values (the other value is the Annual Credit Value) that determine the Protected Payment Base prior to the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date.

The Highest Anniversary Value will equal the highest Contract Value on any Contract Anniversary, plus any subsequent Purchase Payments received after the date the Highest Anniversary Value was established, during the periods described above.

The initial Highest Anniversary Value amount is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner is age 65 or older (or youngest Annuitant, in the case of a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to 5% multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner is age 64 or younger (or youngest Annuitant, in the case of a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero. The Initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base amount is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider, unless withdrawals are guaranteed until the death of an Owner or sole surviving Annuitant. The Remaining Protected Balance will never be less than zero. The initial Remaining Protected Balance amount is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Adjustment to Protected Payment Base and Remaining Protected Balance Using the Annual Credit Value or Highest Anniversary Value

On each Contract Anniversary, while this Rider is in effect, before the Annuity Date, and before the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

the Protected Payment Base and Remaining Protected Balance will be equal to the greater of the Annual Credit Value or the Highest Anniversary Value. An increase to the Annual Credit Value or Highest Anniversary Value is not considered an Automatic Reset or an Owner-Elected Reset and will not result in a change to the annual charge percentage. In addition, once resets become available (after the first withdrawal or 10 Contract Anniversaries as described above), eligibility for the Annual Credit Value or Highest Anniversary Value adjustment cannot be reinstated by any Automatic or Owner-Elected Resets.

Subsequent Purchase Payments

Purchase Payments received after the Rider Effective Date and prior to the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

will result in an increase in the Annual Credit Value, Highest Anniversary Value, Protected Payment Base, and Remaining Protected Balance equal to the Purchase Payment amount.

Purchase Payments received after the Rider Effective Date and after the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

will result in an increase in the Protected Payment Base and Remaining Protected Balance equal to the Purchase Payment amount.

In addition, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount each contract year, regardless of market performance, until the Rider terminates. Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken at age 64 or younger and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). This Rider also provides for a Highest Anniversary Value feature and for an amount (an “Annual Credit”) to be added to the Annual Credit Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

The Protected Payment Base and Remaining Protected Balance may change over time. The Annual Credit Value or the Highest Anniversary Value (whichever is greater) will increase the Protected Payment Base and the Remaining Protected Balance prior to the earlier of the first withdrawal since the Rider Effective Date or 10 Contract Anniversaries from the Rider Effective Date. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES – IRAs and Qualified Plans section in the Prospectus.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount.  If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

The Worker, Retiree, and Employer Recovery Act of 2008 provides for a temporary waiver of 2009 RMDs. If you elect to take your 2009 RMD (do not waive) then no adjustment will be made to the Protected Payment Base as a result of an excess withdrawal if the above requirements are satisfied.

See the FEDERAL TAX ISSUES – Qualified Contracts – General Rules – Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was age 64 or younger when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of death of an Owner or sole surviving Annuitant.

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner):

•	was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of death of an Owner or the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal at age 64 or younger and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 65. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are age 64 or younger when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Annual Credit Value until the earlier of:

•	the first withdrawal from the Contract since the Rider Effective Date, or

•	10 Contract Anniversaries measured from the Rider Effective Date.

The Annual Credit is equal to 5% of either:

•	total Purchase Payments if the Rider is purchased on the Contract Issue Date, or

•	the Contract Anniversary Value at the time the Rider is added to the Contract plus any subsequent Purchase Payments received after the Rider Effective Date.

Once a withdrawal (including an RMD Withdrawal) or 10 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Annual Credit Value. In addition, Annual Credit eligibility cannot be reinstated by any Automatic or Owner-Elected Reset.

The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary, while this Rider is in effect, before the Annuity Date, and after the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section in this supplement).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary after the earlier of:

•	the first withdrawal since the Rider Effective Date, or

•	10 Contract Anniversaries from the Rider Effective Date,

elect to reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment

Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your investment professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 65 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Contract Value or Remaining Protected Balance is zero when the Owner dies, the Rider will terminate. If the Contract Value and Remaining Protected Balance are greater than zero and the Owner dies while this Rider is in effect, the surviving spouse of the deceased Owner may elect to continue the Contract in accordance with its terms and the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place, then the provisions of this Rider will continue in full force and in effect for the surviving spouse. If the surviving spouse is 65 when a reset occurs, the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits section in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of death of an Owner or the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner), was age 64 or younger when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or

•	the date of death of an Owner or the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) was age 65 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date

				Annual	Highest	Protected	Protected	Remaining
	Purchase		Contract Value	Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Annual Credit Value = $100,000
•	Highest Anniversary Value = $100,000
•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	No withdrawals taken.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Annual	Highest	Protected	Protected	Remaining
	Purchase		Contract Value	Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$200,000	$200,000	$10,000	$200,000
Year 2 Contract Anniversary			$208,000	$210,000	$208,000	$210,000	$10,500	$210,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Annual Credit Value, Highest Anniversary Value, Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, an annual credit of $10,000 (5% of total Purchase Payments) is applied to the Annual Credit Value on that Contract Anniversary, increasing it to $210,000. On Year 2 Contract Anniversary, the Protected Payment Base and Remaining Protected Balance are reset to $210,000, which is the greater of Annual Credit Value or Highest Anniversary Value. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $10,500 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 2 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Annual	Highest	Protected	Protected	Remaining
	Purchase		Contract Value	Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$200,000	$200,000	$10,000	$200,000
Year 2 Contract Anniversary			$208,000	$210,000	$208,000	$210,000	$10,500	$210,000
Activity		$10,500	$205,000			$210,000	$0	$199,500
Year 3 Contract Anniversary			$205,000	NA	NA	$210,000	$10,500	$199,500
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$215,000	NA	NA	$210,000	$10,500	$199,500
Year 4 Contract Anniversary	(After to Automatic Reset)		$215,000	NA	NA	$215,000	$10,750	$215,000
Activity		$10,750	$212,000			$215,000	$0	$204,250
Year 5 Contract Anniversary	(Prior to Automatic Reset)		$217,000	NA	NA	$215,000	$0	$204,250
Year 5 Contract Anniversary	(After to Automatic Reset)		$217,000	NA	NA	$217,000	$10,850	$217,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,500):

(a)	the Protected Payment Base remains unchanged;

(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $199,500 ($210,000 – $10,500); and

(c)	since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value are no longer applicable.

Because at Year 4 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,750 (5% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,750):

(a)	the Protected Payment Base remains unchanged; and

(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $204,250 ($215,000 – $10,750).

Because at Year 5 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 5 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 5 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,850 (5% of the reset Protected Payment Base).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s Age = 65 on the Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Annual	Highest	Protected	Protected	Remaining
	Purchase		Contract Value	Credit	Anniversary	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Value	Value	Base	Amount	Balance

Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$200,000	$200,000	$10,000	$200,000
Year 2 Contract Anniversary			$208,000	$210,000	$208,000	$210,000	$10,500	$210,000
Activity		$20,000	$195,000			$200,235	$0	$190,000
Year 3 Contract Anniversary			$195,000	NA	NA	$200,235	$10,011	$190,000
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$215,000	NA	NA	$200,235	$10,011	$190,000
Year 4 Contract Anniversary	(After to Automatic Reset)		$215,000	NA	NA	$215,000	$10,750	$215,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $20,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($20,000 > $10,500), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced. Since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value are no longer applicable.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $215,000
•	Protected Payment Base = $210,000
•	Remaining Protected Balance = $210,000
•	Protected Payment Amount = $10,500 (5% × Protected Payment Base; 5% × $210,000 = $10,500)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $20,000 was taken, which exceeds the Protected Payment Amount of $10,500 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $9,500 (Total withdrawal amount – Protected Payment Amount; $20,000 – $10,500 = $9,500).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 4.65% ($9,500 ÷ ($215,000 – $10,500); $9,500 ÷ $204,500 = 0.0465 or 4.65%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $200,235 (Protected Payment Base × (1-ratio); $210,000 × (1-4.65%); $210,000 × 95.35% = $200,235).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $190,223 ((Remaining Protected Balance immediately before the withdrawal – Protected Payment Amount) × (1-ratio); ($210,000 – $10,500) × (1-4.65%); $199,500 × 95.35% = $190,223).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $190,000 (Remaining Protected Balance immediately before the withdrawal – total withdrawal amount; $210,000 – $20,000 = $190,000).

Therefore, since $190,000 (total withdrawal amount method) is less than $190,223 (proportionate method) the new Remaining Protected Balance is $190,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $200,235 = $10,011), less cumulative withdrawals during that Contract Year ($20,000), but not less than zero).

Because at Year 4 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,750 (5% of the reset Protected Payment Base).

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (Total withdrawal amount − Protected Payment Amount; $4,000 − $1,250=$2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1-ratio); $100,000 × (1-3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 ((Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($92,375 − $1,250) × (1-3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 65 or older when the first withdrawal was taken.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

			Protected	Protected	Remaining
Contract		End of Year	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Base	Amount	Balance

1	$5,000	$96,489	$100,000	$5,000	$95,000
2	$5,000	$94,384	$100,000	$5,000	$90,000
3	$5,000	$92,215	$100,000	$5,000	$85,000
4	$5,000	$89,982	$100,000	$5,000	$80,000
5	$5,000	$87,681	$100,000	$5,000	$75,000
6	$5,000	$85,311	$100,000	$5,000	$70,000
7	$5,000	$82,871	$100,000	$5,000	$65,000
8	$5,000	$80,357	$100,000	$5,000	$60,000
9	$5,000	$77,768	$100,000	$5,000	$55,000
10	$5,000	$75,101	$100,000	$5,000	$50,000
11	$5,000	$72,354	$100,000	$5,000	$45,000
12	$5,000	$69,524	$100,000	$5,000	$40,000
13	$5,000	$66,610	$100,000	$5,000	$35,000
14	$5,000	$63,608	$100,000	$5,000	$30,000
15	$5,000	$60,517	$100,000	$5,000	$25,000
16	$5,000	$57,332	$100,000	$5,000	$20,000
17	$5,000	$54,052	$100,000	$5,000	$15,000
18	$5,000	$50,674	$100,000	$5,000	$10,000
19	$5,000	$47,194	$100,000	$5,000	$5,000
20	$5,000	$43,610	$100,000	$5,000	$0
21	$5,000	$39,918	$100,000	$5,000	$0
22	$5,000	$36,115	$100,000	$5,000	$0
23	$5,000	$32,199	$100,000	$5,000	$0
24	$5,000	$28,165	$100,000	$5,000	$0
25	$5,000	$24,010	$100,000	$5,000	$0
26	$5,000	$19,730	$100,000	$5,000	$0
27	$5,000	$15,322	$100,000	$5,000	$0
28	$5,000	$10,782	$100,000	$5,000	$0
29	$5,000	$6,105	$100,000	$5,000	$0
30	$5,000	$1,288	$100,000	$5,000	$0
31	$5,000	$0	$100,000	$5,000	$0
32	$5,000	$0	$100,000	$5,000	$0
33	$5,000	$0	$100,000	$5,000	$0
34	$5,000	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied. Since it was assumed that the Owner was age 65 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2008 and for each of the periods presented which are incorporated by reference from the 2008 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
     Consolidated Statements of Financial Condition
     Consolidated Statements of Operations
     Consolidated Statements of Stockholder’s Equity
     Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]

	(b)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios.[1]

	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[3]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc. (“PSD”)[1]

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker Dealers[25]

4.	(a)	(1) Individual Flexible Premium Variable Accumulation Annuity Contract[2]

(2) Individual Flexible Premium Variable Accumulation Annuity Contract (Form No. 10-1101)[17]

(3) Individual Flexible Premium Variable Accumulation Annuity Contract (Form No. 10-1116)[20]

	(b)	Qualified Plan Loan Endorsement[1]

	(c)	Qualified Pension Plan Rider[1]

	(d)	(1) 403(b) Tax-Sheltered Annuity Rider[12]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156)[32]

	(e)	Section 457 Plan Rider[1]

	(f)	Endorsement for 403(b) Texas Optional Retirement Program (ORP)[1]

	(g)	Individual Retirement Annuity Rider (Form No. 20-18900)[14]

	(h)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[14]

	(i)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[14]

	(j)	Qualified Retirement Plan Rider[12]

	(k)	Guaranteed Minimum Death Benefit Endorsement (Form E-GMDB 398)[3]

	(l)	(1) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB398)[3]

(2) Enhanced Guaranteed Minimum Death Benefit Rider (Form 20-18200)[14]

	(m)	Guaranteed Income Advantage (GIA) Rider (Form No. 23-113499)[5]

	(n)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[9]

	(o)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[11]

	(p)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-17700)[13]

	(q)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19600)[19]

	(r)	(1) Income Access Rider/(Form No. 20-19808)[15]

(2) Income Access Rider (Form No. 20-1104)[19]

(3) Income Access Endorsement (Form No. 15-1122)[23]

(4) Excess Withdrawal Endorsement (Form No. 15-1152C)[30]

	(s)	DCA Plus Fixed Option Rider (Form No. 20-1103)[18]

	(t)	Guaranteed Income Advantage 5 Rider (Form No. 20-1602)[19]

	(u)	Guaranteed Income Annuity Rider (Form No. 20-1118)[20]

	(v)	(1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[20]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)[23]

(3) Excess Withdrawal Endorsement (Form No. 15-1152E)[31]

	(w)	Stepped-Up Death Benefit Rider (Form No. 20-1117)[20]

	(x)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120)[24]

(2) Excess Withdrawal Endorsement (Form No. 15-1152A)[31]

	(y)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131)[26]

(2) Excess Withdrawal Endorsement (Form No. 15-1152)[30]

	(z)	(1) Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135)[27]

(2) Excess Withdrawal Endorsement (Form No. 15-1152B)[30]

	(aa)	Guaranteed Protection Advantage 3 Rider (Form No. 20-1145)[28]

	(bb)	(1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146)[28]

(2) Excess Withdrawal Endorsement (Form No. 15-1152)[30]

	(cc)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153)[30]

	(dd)	Guaranteed Withdrawal Benefit Rider (Form No. 20-1154)[30]

	(ee)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155)[30]

	(ff)	Core Withdrawal Benefit Rider (Form No. 20-1162)[33]

	(gg)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-1176)[35]

5.	(a)	(1) Variable Annuity Application. (Form No. 25-12410)[8]

(2) Variable Annuity Application (Form No. 25-1101)[17]

(3) Variable Annuity Application For Pacific Portfolios (Form No. 25-1116)[20]

(4) Variable Annuity Application for Pacific Portfolios for Bank One (Form No. 25-1116)[20]

(5) Variable Annuity Application for Pacific Portfolios (Form No. 25-1116-1)[25]

(6) Variable Annuity Application for Pacific Portfolios for Chase (Form No. 25-1116-1)[25]

	(b)	Variable Annuity PAC APP[1]

	(c)	Application/ Confirmation Form[6]

	(d)	Guaranteed Earnings Enhancement (EEG) Rider Request Application[9]

	(e)	Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 2066-2A)[13]

	(f)	Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[15]

	(g)	Income Access Rider Request Form (Form No. 2315-A)[15]

	(h)	Portfolio Optimization Rider Request Form (Form No. 2311-5A)[20]

	(i)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[22]

	(j)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-6B)[25]

	(k)	Pacific Portfolios for Chase Portfolios Optimization Enrollment/Rider Request Form (Form No. 882-6B)[25]

6.	(a)	Pacific Life’s Articles of Incorporation[3]

	(b)	By-laws of Pacific Life[3]

	(c)	Pacific Life’s Restated Articles of Incorporation[25]

	(d)	By-laws of Pacific Life As Amended September 1, 2005[25]

7.	Form of Reinsurance Agreement[29]

8.	Pacific Select Fund Participation Agreement[10]

	(a)	Pacific Select Fund Participation Agreement[10]

	(b)	Addendum to Pacific Select Fund Participation Agreement (adding the Strategic Value and Focused 30 Portfolios)[10]

	(c)	Addendum to Pacific Select Fund Participation Agreement (adding nine new Portfolios)[10]

	(d)	Addendum to Pacific Select Fund Participation Agreement (adding the Equity Income and Research Portfolios)[12]

	(e)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select
Distributions, Inc., American Funds Insurance Series, American Funds Distributors,
and Capital Research and Management Company[21]

	(f)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[25]

	(g)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[30]

	(h)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[30]

	(i)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[30]

	(j)	Form of AllianceBernstein Investment, Inc. Administrative Services Agreement[30]

	(k)	Form of BlackRock Distributors, Inc. Administrative Services Agreement[30]

	(l)	Form of Franklin Templeton Services, LLC Administrative Services Agreement[30]

	(m)	Form of AIM Variable Insurance Funds Participation Agreement[32]

	(n)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[32]

	(o)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[32]

	(p)	Form of GE Investments Funds, Inc. Participation Agreement[32]

	(q)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement[32]

	(r)	Form of Van Kampen Life Investment Trust Participation Agreement[32]

	(s)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement[32]

	(t)	Form of Van Kampen Asset Management Administrative Services Letter Agreement[32]

9.	Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors [34]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney

[1]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-97-000794 filed on April 30, 1997 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-99-000659 filed on April 15, 1999 and incorporated by reference.

[5]	Included in Registrant’s Form 497, File No. 33-88460, Accession No. 0001017062-99-001607 filed on September 14, 1999 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000577 filed on February 29, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on April 21, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on December 7, 2000 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-000459 filed on March 2, 2001, and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0000898430-01-503116 filed on October 25, 2001, and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-02-000783 filed on April 30, 2002, and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-02-001397 filed on July 19, 2002 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-02-002150 filed on December 19, 2002 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000466 filed on March 18, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000930 filed on April 25, 2003 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001193125-03-015132 filed on June 30, 2003 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/A, File No. 033-88460, Accession No. 0001193125-03-099259 filed on December 24, 2003 and incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001193125-04-031337 filed on February 27, 2004 and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4/A, File No. 033-88460, Accession No. 0000892569-04-000888 filed on October 15, 2004 and incorporated by reference herein.

[21]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

[22]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-05-000264 filed on April 21, 2005 and incorporated by reference herein.

[23]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-05-000440 filed on June 15, 2005 and incorporated by reference herein.

[24]	Included in Registrant’s Form N-4/A, File No. 033-88460, Accession No. 0000892569-05-000570 filed on August 2, 2005 and incorporated by reference herein.

[25]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006 and incorporated by reference herein.

[26]	Included in Registrant’s Form N-4/A, File No. 033-88460, Accession No. 0000892569-06-001251 filed on October 19, 2006 and incorporated by reference herein.

[27]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-07-000443, filed on April 16, 2007, and incorporated by reference herein.

[28]	Included in Registrant’s Form N-4/A, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

[29]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-08-000618, filed on April 21, 2008, and incorporated by reference herein.

[30]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

[31]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-08-001266, filed on September 11, 2008, and incorporated by reference herein.

[32]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-08-001555, filed on December 4, 2008, and incorporated by reference herein.

[33]	Included in Registrant’s Form N-4/A File No. 333-136597, Accession No. 0000892569-09-000061, filed on February 9, 2009, and incorporated by reference herein.

[34]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-09-000427, filed on April 20, 2009, and incorporated by reference herein.

[35]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000950123-09-050719, filed on October 16, 2009, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life
James T. Morris	Director, Chairman, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Denis P. Kalscheur	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.
     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC #	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P. #	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC +	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C. #	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland IV Ltd.	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Investment Capital Partners LLC	Delaware	50
MAPF Holdings LLC	Delaware	33
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Acquisition Ireland 2004-1 Limited	Ireland	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30289 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100

#	Abbreviated structure

+	A Division of Pacific Life Fund Advisors LLC does business as Pacific Asset Management

Item 27. Number of Contractholders

1) Pacific Portfolios — Approximately	36,507	Qualified
	35,066	Non Qualified
2) Pacific Portfolios for Chase — Approximately	9,290	Qualified
	10,329	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 47 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 15th day of December, 2009.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 47 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	December 15, 2009
Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 15, 2009
Sharon A. Cheever*	Director, Senior Vice President and General Counsel	December 15, 2009
Audrey L. Milfs*	Director, Vice President and Secretary	December 15, 2009
Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	December 15, 2009
Brian D. Klemens*	Vice President and Controller	December 15, 2009
Dewey P. Bushaw*	Executive Vice President	December 15, 2009
Denis P. Kalscheur*	Vice President and Treasurer	December 15, 2009

*By:	/s/ SHARON A. CHEEVER

	Sharon A. Cheever as attorney-in-fact	December 15, 2009

(Powers of Attorney are contained in this Registration Statement as Exhibit 13.)